Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule Of Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2023	2022
Contract adjustment payments (a)	$39,590	$113,876
Asset retirement obligations (b)	115,611	116,584
Advances in aid of construction (c)	88,135	88,546
Environmental remediation obligation (d)	40,772	42,457
Customer deposits (e)	36,294	34,675
Unamortized investment tax credits (f)	17,255	17,649
Deferred credits and contingent consideration (g)	40,945	39,498
Preferred shares, Series C (h)	—	12,072
Hook-up fees (i)	7,425	32,463
Lease liabilities	20,493	21,834
Contingent development support obligations (j)	12,666	8,824
Note payable to related party (k)	25,808	25,808
Contingent liability (note 22(a))	66,000	—
Other	35,338	41,156
	$546,332	$595,442
Less: current portion	(80,458)	(134,212)
	$465,874	$461,230
(a)Contract adjustment payment
In June 2021, the Company sold 23,000,000 Green Equity Units for total gross proceeds of $1,150,000. Total annual distributions on the Green Equity Units are at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and payments under the share purchase contract (6.57% per year). The present value of the contract adjustment payments was estimated at $222,378 and recorded in other liabilities. The contract adjustment payments amount is accreted over the three-year period.
(b)Asset retirement obligations
    Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and polychlorinated biphenyls (“PCB”) contaminants) and cap natural gas mains within the natural gas distribution and transmission system when mains are retired in place, or sections of natural gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; (iv) remove certain river water intake structures and equipment; (v) dispose of coal combustion residuals and PCB contaminants; (vi) remove asbestos upon major renovation or demolition of structures and facilities; and (vii) decommission and restore power generation engines and related facilities.
12.Other long-term liabilities (continued)
(b)Asset retirement obligations (continued)
Changes in the asset retirement obligations are as follows:

	2023	2022
Opening balance	$116,584	$142,147
Obligation assumed	1,077	793
Retirement activities	(6,902)	(27,980)
Accretion	4,440	4,589
Change in cash flow estimates	412	(2,965)
Closing balance	$115,611	$116,584
As the cost of retirement of utility assets in the United States is expected to be recovered through rates, a corresponding regulatory asset is recorded for liability accretion and asset depreciation expense (note 7(j)).
(c)Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund, but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2023, $238 (2022 - $1,299) was transferred from advances in aid of construction to contributions in aid of construction.
(d)Environmental remediation obligation
A number of the Company’s regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of manufactured natural gas plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
The Company estimates the remaining undiscounted, unescalated cost of the environmental cleanup activities will be $46,187 (2022 - $48,346), which at discount rates ranging from 3.4% to 4.3% represents the recorded accrual of $40,772 as of December 31, 2023 (2022 - $42,457). Approximately $25,713 is expected to be incurred over the next three years, with the balance of cash flows to be incurred over the following 27 years.
Changes in the environmental remediation obligation are as follows:

	2023	2022
Opening balance	$42,457	$55,224
Remediation activities	(3,687)	(5,243)
Accretion	1,616	2,167
Changes in cash flow estimates	1,395	1,344
Revision in assumptions	(1,009)	(11,035)
Closing balance	$40,772	$42,457
The Regulators for the New England Gas System and Energy North Gas System provide for the recovery of actual expenditures for site investigation and remediation over a period of seven years and, accordingly, as of December 31, 2023, the Company has reflected a regulatory asset of $66,779 (2022 - $70,529) for the MGP and related sites (note 7(g)).
12.Other long-term liabilities (continued)
(e)Customer deposits
Customer deposits result from the Company’s obligation by Regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.
(f)Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of the Empire Electric System. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.
(g)Deferred credits and contingent consideration
Deferred credits and contingent consideration include unresolved contingent consideration related to prior acquisitions which is expected to be paid.
(h)Preferred shares, Series C
During the year ended December 31, 2023, 100 Series C preferred shares of AQN that had previously been issued in exchange for 100 Class B limited partnership units of St. Leon Wind Energy LP, were redeemed for $14,515, and a loss on settlement of $2,377 was recorded in other net losses (note 19(f)) in the consolidated statements of operations. As a result of the redemption, no Series C preferred shares of AQN remain outstanding.
(i)Hook-up fees
Hook-up fees result from the collection from customers of funds for installation and connection to the utility’s infrastructure. The fees are refundable as allowed under the facilities’ regulatory agreement.
(j)Contingent development support obligations
The Company provides credit support necessary for the continued development and construction of its equity investees’ wind and solar power electric development projects and infrastructure development projects. The contingent development support obligations represent the fair value of the support provided (note 8(c)).
(k)Note payable to related party
In 2021, a subsidiary of the Company made a tax equity investment into New Market Solar Investco, LLC, an equity investee of the Company and indirect owner of the New Market Solar Project. Following the closing of the construction financing facility for the New Market Solar Project, certain excess funds were distributed to the Company and in return the Company issued a promissory note of $25,808 payable to New Market Solar Investco, LLC. The promissory note bears an interest rate of 4% annually and has a maturity date of December 16, 2031.